Short-Term Investments (Details 1) - USD ($)	Sep. 30, 2017	Mar. 31, 2017
Short-Term Investments [Abstract]
Due in one year or less	$ 1,997,792
Due after one year through five years
Due after five years through ten years
Due after ten years
Total	$ 1,997,792